Schedule of Investments
PRIMECAP Odyssey Growth Fund
January 31, 2020 (Unaudited)

Shares		Value
	COMMON STOCKS - 99.4%
	Communication Services - 3.5%
160,000	Activision Blizzard, Inc.	$9,356,800
130,767	Alphabet, Inc. - Class A (a)	187,360,342
94,815	Alphabet, Inc. - Class C (a)	135,986,518
155,300	Baidu, Inc. - ADR (a)	19,188,868
110,000	Comcast Corp. - Class A	4,750,900
1,573,000	comScore, Inc. (a)	6,213,350
215,000	Electronic Arts, Inc. (a)	23,202,800
2,164,800	IMAX Corp. (a)	35,805,792
20,900	Walt Disney Co. (The)	2,890,679
		424,756,049

	Consumer Discretionary - 12.9%
1,519,830	Alibaba Group Holding Ltd. - ADR (a)	313,981,680
27,250	Ascena Retail Group, Inc. (a)	119,900
1,100,000	Capri Holdings Ltd. (a)	32,956,000
1,871,200	CarMax, Inc. (a)	181,581,248
2,689,746	Carnival Corp.	117,084,643
259,500	eBay, Inc.	8,708,820
105,000	Hilton Worldwide Holdings, Inc.	11,319,000
2,730,200	iRobot Corp. (a) (b)	128,455,910
1,738,498	L Brands, Inc.	40,263,613
100,000	Las Vegas Sands Corp.	6,531,000
100,000	Marriott International, Inc. - Class A	14,006,000
5,658,100	Mattel, Inc. (a)	82,778,003
1,658,000	MGM Resorts International	51,497,480
1,734,700	Norwegian Cruise Line Holdings Ltd. (a)	93,413,595
85,000	Ross Stores, Inc.	9,536,150
1,430,871	Royal Caribbean Cruises Ltd.	167,526,377
3,074,500	Sony Corp. - ADR	215,768,410
110,900	Tesla, Inc. (a)	72,148,213
252,000	TJX Cos., Inc. (The)	14,878,080
44,000	Ulta Beauty, Inc. (a)	11,788,040
		1,574,342,162

	Consumer Staples - 0.1%
200,000	Altria Group, Inc.	9,506,000
126,000	BJ’s Wholesale Club Holdings, Inc. (a)	2,585,520
		12,091,520

	Energy - 2.0%
1,050,000	Cabot Oil & Gas Corp.	14,794,500
200,000	EOG Resources, Inc.	14,582,000
905,521	Hess Corp.	51,225,323
260,000	Noble Energy, Inc.	5,140,200
808,600	Pioneer Natural Resources Co.	109,161,000
3,000,000	Southwestern Energy Co. (a)	4,710,000
9,465,404	Transocean Ltd. (a)	43,162,242
		242,775,265

	Financials - 8.4%
1,100,000	Bank of America Corp.	36,113,000
1,991,423	Charles Schwab Corp. (The)	90,709,318
589,300	Citigroup, Inc.	43,849,813
60,000	CME Group, Inc.	13,026,600
1,360,000	Discover Financial Services	102,176,800
5,343,020	E*TRADE Financial Corp.	227,719,512
1,100,000	JPMorgan Chase & Co.	145,596,000
381,850	Marsh & McLennan Cos., Inc.	42,713,741
621,800	Northern Trust Corp.	60,818,258
160,000	Progressive Corp. (The)	12,910,400
785,000	Raymond James Financial, Inc.	71,772,550
3,953,400	Wells Fargo & Co.	185,572,596
		1,032,978,588

	Health Care - 30.6%
725,618	Abbott Laboratories	63,230,353
1,581,850	ABIOMED, Inc. (a)	294,682,836
2,250,895	Accuray, Inc. (a)	8,755,982
411,300	Agilent Technologies, Inc.	33,956,928
170,787	Alcon, Inc. (a)	10,066,186
2,800,000	Alkermes PLC (a)	48,748,000
1,159,400	Amgen, Inc.	250,488,370
476,781	Arena Pharmaceuticals, Inc. (a)	21,784,124
4,203,700	AstraZeneca PLC - ADR	204,720,190
497,700	BeiGene Ltd. - ADR (a)	75,829,572
2,409,800	BeiGene Ltd. - HKD (a)	28,066,337
698,250	Biogen, Inc. (a)	187,724,512
2,004,896	BioMarin Pharmaceutical, Inc. (a)	167,408,816
1,394,600	Boston Scientific Corp. (a)	58,391,902
2,756,000	Bristol-Myers Squibb Co.	173,490,200
373,000	CVS Health Corp.	25,296,860
2,283,471	Elanco Animal Health, Inc. (a)	70,559,254
2,924,026	Eli Lilly & Co.	408,310,991
4,620,743	Epizyme, Inc. (a) (b)	96,712,151
452,100	FibroGen, Inc. (a)	18,920,385
284,600	Illumina, Inc. (a)	82,553,922
500,000	ImmunoGen, Inc. (a)	2,362,500
1,466,509	Insulet Corp. (a)	284,561,406
396,700	LivaNova PLC (a)	26,963,699
392,900	Merck & Co., Inc.	33,569,376
447,085	Momenta Pharmaceuticals, Inc. (a)	12,974,407
7,318,158	Nektar Therapeutics (a)	145,558,163
1,673,936	Novartis AG - ADR	158,203,691
196,400	NuVasive, Inc. (a)	15,146,368
589,300	OraSure Technologies, Inc. (a)	4,154,565
356,700	PerkinElmer, Inc.	32,987,616
2,716,543	QIAGEN N.V. (a)	91,764,823
174,923	Roche Holding AG - CHF	58,681,177
3,629,900	Seattle Genetics, Inc. (a)	393,444,861
88,200	Siemens Healthineers AG - EUR	4,144,996
273,400	Thermo Fisher Scientific, Inc.	85,626,146
20,260	Waters Corp. (a)	4,533,985
714,400	Xencor, Inc. (a)	24,246,736
268,100	Zimmer Biomet Holdings, Inc.	39,651,990
		3,748,274,376

	Industrials - 15.9%
5,280,022	AECOM (a)	254,655,461
626,000	Airbus SE - EUR	91,937,208
7,326,801	American Airlines Group, Inc.	196,651,339
420,600	Caterpillar, Inc.	55,245,810
140,000	CIRCOR International, Inc. (a)	5,814,200
340,000	Colfax Corp. (a)	11,954,400
334,400	Curtiss-Wright Corp.	48,631,792
1,982,300	Delta Air Lines, Inc.	110,493,402
191,400	FedEx Corp.	27,684,096
256,000	General Dynamics Corp.	44,912,640
122,000	IDEX Corp.	19,989,700
1,412,694	Jacobs Engineering Group, Inc.	130,716,576
3,837,650	JetBlue Airways Corp. (a)	76,100,600
135,100	Lyft, Inc. - Class A (a)	6,414,548
1,971,055	Siemens AG - EUR	243,107,056
4,697,700	Southwest Airlines Co.	258,279,546
767,000	Textron, Inc.	35,228,310
4,471,800	United Airlines Holdings, Inc. (a)	334,490,640
		1,952,307,324

	Information Technology - 25.6%
620,500	Adobe, Inc. (a)	217,882,370
992,800	Altair Engineering, Inc. - Class A (a)	36,683,960
439,800	Analog Devices, Inc.	48,268,050
546,700	Applied Materials, Inc.	31,703,133
180,000	ASML Holding N.V. - ADR	50,518,800
16,982,043	BlackBerry Ltd. (a)	103,590,462
52,375	Cerence, Inc. (a)	1,118,206
1,474,800	Cisco Systems, Inc.	67,796,556
1,552,400	Cree, Inc. (a)	72,171,076
60,000	Dell Technologies, Inc. - Class C (a)	2,926,200
1,382,500	Descartes Systems Group, Inc. (The) (a)	61,949,825
13,087,029	Flex Ltd. (a)	172,094,431
524,718	FormFactor, Inc. (a)	13,280,613
7,186,900	Hewlett Packard Enterprise Co.	100,113,517
1,652,836	HP, Inc.	35,238,464
1,615,800	Intel Corp.	103,298,094
915,000	Jabil, Inc.	35,584,350
386,150	Keysight Technologies, Inc. (a)	35,908,089
666,924	KLA Corp.	110,535,984
8,044,200	L.M. Ericsson Telephone Co. - ADR	63,227,412
700,000	MaxLinear, Inc. (a)	13,643,000
840,000	Micro Focus International PLC - ADR	11,256,000
5,646,500	Micron Technology, Inc. (a)	299,772,685
1,160,900	Microsoft Corp.	197,620,007
2,983,111	NetApp, Inc.	159,298,127
800,000	Nokia Corp. - ADR	3,104,000
1,319,000	Nuance Communications, Inc. (a)	24,955,480
252,170	NVIDIA Corp.	59,620,553
475,000	Oracle Corp.	24,913,750
44,001	Palo Alto Networks, Inc. (a)	10,330,555
1,722,730	QUALCOMM, Inc.	146,966,096
1,738,100	Splunk, Inc. (a)	269,857,406
4,696,900	Stratasys Ltd. (a) (b)	84,450,262
80,000	Teradyne, Inc.	5,279,200
1,340,795	Texas Instruments, Inc.	161,766,917
968,200	Trimble, Inc. (a)	41,167,864
783,497	Universal Display Corp.	138,028,666
325,000	Visa, Inc. - Class A	64,665,250
250,000	VMware, Inc. - Class A (a)	37,015,000
224,900	Western Digital Corp.	14,730,950
		3,132,331,360

	Materials - 0.4%
591,600	Albemarle Corp.	47,493,648

	TOTAL COMMON STOCKS
	(Cost $7,336,364,829)	$12,167,350,292

Shares		Value
	SHORT-TERM INVESTMENTS - 0.7%
82,925,202	Dreyfus Treasury Securities Cash Management Fund - Institutional Shares - 1.43% (c)	$82,925,202
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $82,925,202)	82,925,202
	TOTAL INVESTMENTS IN SECURITIES
	(Cost $7,419,290,031) - 100.1%	12,250,275,494
	Liabilities in Excess of Other Assets - (0.1)%	(13,561,199)
	TOTAL NET ASSETS - 100.0%	$12,236,714,295

ADR	American Depository Receipt
CHF	Swiss Francs
EUR	Euros
HKD	Hong Kong Dollars
(a)	Non-Income Producing
(b)	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
(c)	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the fund’s administrator.

Security Valuation

Securities traded on a national securities exchange are valued at the last reported sales price at the close of regular trading on each day the exchanges are open for trading. Securities traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) are valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Non-U.S. traded stocks are valued at the last sale price or official closing price in the primary local market where the stock is traded. Securities traded on an exchange for which there have been no sales are valued at the mean between the bid and ask price. Because trading on most non-U.S. exchanges is normally completed before the close of the New York Stock Exchange, the value of securities traded on foreign exchanges can change by the time the Fund calculates its net asset value per share (“NAV”). To address these changes, the Fund may utilize adjustment factors provided by an independent pricing service to systematically value foreign securities at fair value. These adjustment factors are based on statistical analyses of subsequent movement in securities indices, specific security prices, and exchange rates in foreign markets.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by a valuation committee of the Investment Advisor in accordance with procedures approved by the Trust’s Board of Trustees. In determining fair value, the Fund takes into account all relevant factors and available information.  Consequently, the price of a security used by the Fund to calculate its NAV may differ from quoted or published prices for the same security.  Fair value pricing involves subjective judgments, and there is no single standard for determining a security’s fair value.  As a result, different mutual funds could reasonably arrive at a different fair value for the same security. It is possible that the fair value determined for a security is materially different from the value that could be realized upon the sale of that security or from the values that other mutual funds may determine.

Investments in other funds are valued at their respective new asset values as determined by those funds, in accordance with the 1940 Act.

Valuation Measurements

The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set forth a hierarchy for measuring fair value.  These standards require additional disclosure about the various inputs and valuation techniques used to develop the  measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These standards define fair value as the price that would be received in the sale of an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.  The fair value hierarchy is organized into three levels based upon the assumptions (referred to as “inputs”) used to value the asset or liability.  These standards state that “observable inputs” reflect the assumptions that market participants would use in valuing an asset or liability based on market data obtained from independent sources.   “Unobservable inputs” reflect the Fund’s own assumptions about the inputs market participants would use to value the asset or liability.

Various inputs are used in determining the value of the Fund’s investments, and at the lowest level for any significant input determines leveling.  These inputs are summarized in the three broad levels below:

Level 1 –	Unadjusted quoted prices in active markets for identical securities to which the Trust has access at the date of measurement.
Level 2 –
Other significant observable inputs (including quoted prices for similar or related securities in both active and inactive markets, interest rates, foreign exchange rates, and fair value estimates for foreign securities indices).

Level 3 –	Significant unobservable inputs to the extent observable inputs are unavailable (including the Fund’s own assumptions in determining fair value of investments based on the best available information).

The following table provides the fair value measurements of the Fund assets by level within the fair value hierarchy for the Fund as of January 31, 2020. These assets are measured on a recurring basis.

		Quoted prices	Significant
		in active	other	Significant
		markets for	observable	unobservable
		identical assets	inputs	inputs
Fund	Description	(Level 1)	(Level 2)	(Level 3)	Total

Growth Fund	Common Stock(1)	$11,741,413,518	$425,936,774	$-	$12,167,350,292
	Short-Term Investments	82,925,202	-	-	82,925,202
	Total Investments in Securities	$11,824,338,720	$425,936,774	$-	$12,250,275,494

(1) Refer to the Fund’s Schedule of Investments for the breakdown of major categories.

Other Affiliates

Certain of the Funds’ investments are in companies that are considered to be affiliated companies of a Fund because the Fund owns 5% or more of the outstanding voting securities of the company. With respect to each such investment, refer to each Fund’s respective Schedule of Investments for the information on the sector, the number of shares held, and the percentages of net assets held in each sector. Transactions during the period in securities of these companies were as follows:

PRIMECAP Odyssey Growth Fund
			Current Period Transactions
Common Stock	Market Value at October 31, 2019		Purchases at Cost	Proceeds from Securities Sold	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at January 31, 2020
Epizyme, Inc.(1)	$	N/A	$8,306,677	$-	$-	$-	$40,793,864	$96,712,151
iRobot Corp.		124,095,726	7,385,807	-	-	-	(3,025,623)	128,455,910
Stratasys Ltd.		97,131,892	-	-	-	-	(12,681,630)	84,450,262
Total		$221,227,618	$15,692,484	$-	$-	$-	$25,086,611	$309,618,323

(1) As of October 31, 2019, the company was not an affiliate.